Label	Element	Value
BNY Mellon Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary BNY Mellon Emerging Markets Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 30.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (index), depositary receipts based on securities comprising the index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund's derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy. The fund considers emerging market countries to be countries included in the index.

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The index's universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. Securities included in the index may be denominated in foreign currencies. To determine if a company is an emerging market company, the index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the index. As of December 31, 2024, the index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The index reconstitutes semi-annually in May and November. As of December 31, 2024, the index was comprised of 2,002 securities.

Under normal circumstances, in seeking to track the index's performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund's assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of December 31, 2024, approximately 33.55% of the index consisted of securities of issuers in the information technology sector and approximately 24.33% of the index consisted of securities of issuers in the financials sector. Additionally, as of December 31, 2024, the index had significant exposure to issuers located in China, India and the Asian region.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2022, Q4: 8.55 Worst Quarter 2022, Q2: (11.24)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon Emerging Markets Equity ETF | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Emerging Markets Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Emerging Markets Equity ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Emerging Markets Equity ETF | · Risks of stock investing
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Risk [Text Block]	rr_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

BNY Mellon Emerging Markets Equity ETF | · Indexing strategy risk
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Risk [Text Block]	rr_RiskTextBlock

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by, among other things, the fund's expenses, changes in securities markets, changes in the composition of the index, the manner in which the total return of the fund's index is calculated, the size of the fund's portfolio, and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

BNY Mellon Emerging Markets Equity ETF | · Large-cap stock risk
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Risk [Text Block]	rr_RiskTextBlock

• Large-cap stock risk: The fund may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies. A company with a large market capitalization relative to the market in a particular country or region may not have a large capitalization relative to the market in another country or region or the global market generally.

BNY Mellon Emerging Markets Equity ETF | · Midsize company risk
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Risk [Text Block]	rr_RiskTextBlock

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

BNY Mellon Emerging Markets Equity ETF | · Index sampling risk
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Risk [Text Block]	rr_RiskTextBlock

• Index sampling risk:  The use of sampling techniques by the sub-adviser, Mellon, may result in the fund holding a smaller number of securities than are in the index. The sampling techniques used by the sub-adviser to select the securities in which the fund invests may not track the index the same as if the fund were replicating the index and may result in investment performance that differs from the index.

BNY Mellon Emerging Markets Equity ETF | · Foreign investment risk
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Risk [Text Block]	rr_RiskTextBlock

• Foreign investment risk: The fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses and/or may impact the correlation between the fund and index performance. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

BNY Mellon Emerging Markets Equity ETF | · Emerging market risk
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Risk [Text Block]	rr_RiskTextBlock

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for the fund to exercise rights, pursue legal remedies, and obtain judgements in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between fund and index performance.

BNY Mellon Emerging Markets Equity ETF | · Foreign currency risk
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Risk [Text Block]	rr_RiskTextBlock

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

BNY Mellon Emerging Markets Equity ETF | · China risk
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Risk [Text Block]	rr_RiskTextBlock

• China risk: To the extent the fund is significantly exposed to issuers located in China, the fund may be particularly exposed to the economy, industries, securities and currency markets of China. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. Recent protests and unrest have increased tensions between Hong Kong and mainland China. In addition, the current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has imposed tariffs on the other country's products. Additionally, in November 2020, a U.S. executive order was issued prohibiting U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. In June 2021, the executive order was amended to also include companies determined to be involved with China's "surveillance technology sector." It is unclear how long the executive order will continue in effect, but to the extent that it does and further companies are designated, there may be a material adverse impact on the value of those securities and in turn the fund if holding such securities.

BNY Mellon Emerging Markets Equity ETF | · India risk
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Risk [Text Block]	rr_RiskTextBlock

• India risk: To the extent the fund has significant exposure to Indian issuers, the fund's performance will be influenced by political, social and economic factors affecting India. Investments in Indian issuers involve risks that are specific to

India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund's investments.

BNY Mellon Emerging Markets Equity ETF | · Asian risk
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Risk [Text Block]	rr_RiskTextBlock

• Asian risk: To the extent the fund invests significantly in stocks issued by companies located in Asian countries, the fund's performance will be influenced by political, social and economic factors affecting the Asian region. Many Asian countries can be characterized as either emerging or newly industrialized economies and tend to experience more volatile economic cycles than developed countries. Asian economies are also frequently subject to the risks of undeveloped financial service sectors, high inflation, frequent currency fluctuations, devaluations, or restrictions, political and social instability, corruption, and less efficient markets. Economies of Asian countries may also be heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region. Companies in Asia may be subject to risks such as nationalization or other forms of government interference. Increased political and social unrest could adversely affect the performance of investments in this region.

BNY Mellon Emerging Markets Equity ETF | · Information technology companies risk
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Risk [Text Block]	rr_RiskTextBlock

• Information technology companies risk:  The information technology sector has been among the most volatile sectors of the stock market.  Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile.  Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.  Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

BNY Mellon Emerging Markets Equity ETF | · Financials sector risk
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Risk [Text Block]	rr_RiskTextBlock

• Financials sector risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

BNY Mellon Emerging Markets Equity ETF | · ADR risk
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• ADR risk: ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

BNY Mellon Emerging Markets Equity ETF | · ETF risk
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• ETF risk: To the extent the fund invests in ETFs, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other ETFs typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.

BNY Mellon Emerging Markets Equity ETF | · Issuer risk
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• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

BNY Mellon Emerging Markets Equity ETF | · Derivatives risk
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• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

BNY Mellon Emerging Markets Equity ETF | · Futures risk
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• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

BNY Mellon Emerging Markets Equity ETF | · Currency forward risk
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• Currency forward risk: Currency forward contracts are derivative instruments pursuant to a contract with a counterparty to buy or sell a specific currency at a future date at a price set at the time of the contract. Not all forward contracts require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty. Foreign currency forward transactions include risks associated with fluctuations in foreign currency.

BNY Mellon Emerging Markets Equity ETF | · Structured notes risk
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• Structured notes risk: Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of derivative instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

BNY Mellon Emerging Markets Equity ETF | · Total return swap risk
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• Total return swap risk: A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

BNY Mellon Emerging Markets Equity ETF | · Liquidity risk
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• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

BNY Mellon Emerging Markets Equity ETF | · Authorized participants, market makers and liquidity providers risk
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• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon Emerging Markets Equity ETF | · Fluctuation of net asset value, share premiums and discounts risk
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• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon Emerging Markets Equity ETF | · Trading issues risk
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• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Emerging Markets Equity ETF | · Market risk
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• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity or disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

BNY Mellon Emerging Markets Equity ETF | Risk Nondiversified Status [Member]
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• Non-diversification risk: To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund's invested assets are diversified.

BNY Mellon Emerging Markets Equity ETF | Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
1 Year	rr_AverageAnnualReturnYear01	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
BNY Mellon Emerging Markets Equity ETF | MSCI Emerging Markets Index(1) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes	[1]
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index(1)	[1]
1 Year	rr_AverageAnnualReturnYear01	7.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[1]
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.11%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.11%	[2]
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	$ 141
Annual Return 2021	rr_AnnualReturn2021	(4.04%)
Annual Return 2022	rr_AnnualReturn2022	(19.60%)
Annual Return 2023	rr_AnnualReturn2023	9.35%
Annual Return 2024	rr_AnnualReturn2024	7.30%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.55%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.24%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	7.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 22, 2020
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%

[1]	In accordance with regulatory changes requiring the fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the fund added the indicated benchmark effective October 31, 2024.
[2]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.